Other Real Estate Owned (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 14,190	$ 13,926
Construction real estate
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	4,852	4,624
Commercial Real Estate [Member]
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	7,888	7,642
Residential real estate
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	1,450	1,660
Mortgage Loans in Process of Foreclosure, Amount	$ 2,948	$ 3,250